Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Details) $ in Millions	Dec. 31, 2021 USD ($)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	$ 631
Unrecognized prior service credit	3
Accumulated other comprehensive loss	634
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	33
Unrecognized prior service credit	(206)
Accumulated other comprehensive loss	(173)
Other
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	106
Unrecognized prior service credit	(6)
Accumulated other comprehensive loss	$ 100